Segmented Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
External revenues generated by automotive products and services
Revenue from external customers	$ 28,748	$ 23,465	$ 16,876
Exterior and interior systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	11,020	8,637	5,927
Body systems and chassis systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	6,056	4,801	3,374
Powertrain systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	3,667	3,064	2,114
Complete vehicle assembly [Member]
External revenues generated by automotive products and services
Revenue from external customers	2,690	2,163	1,764
Vision and electronic systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	2,066	1,756	1,315
Tooling, engineering and other [Member]
External revenues generated by automotive products and services
Revenue from external customers	2,065	2,005	1,625
Closure systems [Member]
External revenues generated by automotive products and services
Revenue from external customers	$ 1,184	$ 1,039	$ 757